Business Overview	12 Months Ended
Dec. 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Business Overview
1.	Business overview

Summary of business

Aeterna Zentaris (the “Company” or “Aeterna”) is a specialty biopharmaceutical company commercializing and developing therapeutics and diagnostic tests. The Company’s lead and only product, Macrilen™ (macimorelin), is the first and only United States Food and Drug Administration (“FDA”) and European Commission (“EC”) approved oral test indicated for the diagnosis of patients with adult growth hormone deficiency (“AGHD”). On December 20, 2017, the FDA granted marketing approval in the U.S. for Macrilen™ (macimorelin) and on January 16, 2019, the EC granted marketing approval in Europe (the “EMA”) for macimorelin for the diagnosis of AGHD.

Macimorelin is currently marketed in the United States under the tradename Macrilen™ through a license agreement with Novo Nordisk Biopharm Limited (“Novo”) and Aeterna Zentaris GmbH (“AEZS Germany”), our wholly owned German subsidiary, where AEZS Germany receives royalties on net sales and other potential milestone payments. The Company is also leveraging the clinical success and safety profile of macimorelin to develop it for the diagnosis of childhood-onset growth hormone deficiency (“CGHD”), an area of significant unmet need. Novo has funded 70% of the pediatric clinical trial (Study P01). In November 2019, Novo contracted AEZS Germany to provide supply chain services for the manufacture of Macrilen™ (macimorelin). AEZS Germany signed an amendment to the license agreement with Novo in November 2020, see note 5.

According to a commercialization and supply agreement with MegaPharm Ltd., effective June 20, 2020. MegaPharm Ltd. will seek regulatory approval and then commercialize macimorelin in Israel and the Palestinian Authority. Additionally, upon receipt of pricing and reimbursement approvals, Aeterna expects that macimorelin will be marketed in Europe and the United Kingdom through a license agreement with Consilient Health Ltd. entered into on December 6, 2020. Under the terms of this agreement, Aeterna will receive royalties on net sales and other potential milestone payments.

The Company is actively pursuing business development opportunities for the commercialization of macimorelin in Asia and the rest of the world, in addition to other non-strategic assets to monetize their value.

COVID-19 impact

In 2020, the COVID-19 pandemic began causing significant financial market declines and social dislocation and, to date, the Company has not experienced significant business disruption from COVID-19. The situation is dynamic with various cities and countries around the world are responding in different ways to address the outbreak. The spread of COVID-19 may impact the Company’s operations, including the potential interruption of our clinical trial activities and the Company’s supply chain, or that of the Company’s licensee. For example, the COVID-19 outbreak may delay enrollment in the Company’s clinical trials due to prioritization of hospital resources toward the outbreak, and some patients may be unwilling to be enrolled in the Company’s trials or be unable to comply with clinical trial protocols if quarantines impede patient movement or interrupt healthcare services, which would delay the Company’s ability to conduct clinical trials or release clinical trial results and could delay the Company’s ability to obtain regulatory approval and commercialize the Company’s product candidates. The pandemic may also impact the ability of the Company’s suppliers to deliver components or raw materials on a timely basis or at all. In addition, hospitals may reduce staffing and reduce or postpone certain treatments in response to the spread of an infectious disease. The Company’s licensee may be impacted due to significant delays of diagnostic activities in the U.S. Management will continue to monitor and assess the impact of the pandemic on its judgments, estimates, accounting policies and amounts recognized in these consolidated financial statements. As at December 31, 2020, the Company assessed the possible impacts of COVID-19 on its financial results. The Company has evaluated its financial assets, property, plant and equipment, intangible assets, and goodwill for impairment and no changes from the carrying amount were required in the reporting period.

Reporting entity

The accompanying consolidated financial statements include the accounts of Aeterna Zentaris Inc., an entity incorporated under the Canada Business Corporations Act, and its wholly-owned subsidiaries (collectively referred to as the “Group”). Aeterna Zentaris Inc. is the ultimate parent company of the Group. The Company currently has three wholly-owned direct and indirect subsidiaries, Aeterna Zentaris GmbH (“AEZS Germany”), based in Frankfurt, Germany, Zentaris IVF GmbH, a wholly-owned subsidiary of AEZS Germany, based in Frankfurt, Germany, and Aeterna Zentaris, Inc., an entity incorporated in the state of Delaware and with offices in Summerville, South Carolina, in the U.S.

The registered office of the Company is located at 222 Bay Street, Suite 3000, P.O. Box 53, Toronto, Ontario M5K 1E7, Canada and its principal place of business is 315 Sigma Drive, Summerville, South Carolina 29486.

The Company’s common shares are listed on both the Toronto Stock Exchange (the “TSX”) and on the NASDAQ Capital Market (the “NASDAQ”).

Basis of presentation

(a) Statement of compliance

These consolidated financial statements as at December 31, 2020 and December 31, 2019 and for the years ended December 31, 2020, 2019 and 2018 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

These consolidated financial statements were approved by the Company’s Board of Directors subject to confirmation by the Audit Committee of the Board of Directors, which confirmation was received on March 24, 2021.

The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates and the exercise of management’s judgment in applying the Company’s accounting policies. Areas involving a high degree of judgment or complexity and areas where assumptions and estimates are significant to the Company’s consolidated financial statements are discussed in note 3 - Critical accounting estimates and judgments.

(b) Basis of measurement

The consolidated financial statements have been prepared under a historical cost convention except for warrant liability which is measured at fair value through profit or loss.

(c) Principles of consolidation

These consolidated financial statements include any entity in which the Company directly or indirectly holds more than 50% of the voting rights or over which the Company exercises control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. An entity is included in the consolidation from the date that control is transferred to the Company, while any entities that are sold are excluded from the consolidation from the date that control ceases. All inter-company balances and transactions are eliminated on consolidation.

(d) Foreign currency

Items included in the financial statements of the Group’s entities are measured using the currency of the primary economic environment in which the entities operate (the “functional currency”) which is U.S. dollars for the Company and its U.S. subsidiary, Aeterna Zentaris, Inc. and Euro (“EUR” or “€”) for its German subsidiaries.

Assets and liabilities of the German subsidiaries are translated from EUR balances at the period-end exchange rates, and the results of operations are translated from EUR amounts at average rates of exchange for the period. The resulting translation adjustments are included in accumulated other comprehensive income within shareholders’ equity (deficiency).

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the underlying transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency are recognized in the consolidated statements of comprehensive loss.